Direct cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	$ 94,427	$ 39,668
Cost of merchandise sold	17,234	10,432
Operating expenses	257,018	139,376
Increase (decrease) due to corrections of prior period errors
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues		(3,531)
Operating expenses		3,531
Subscription revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	32,895	19,428
Transaction-based revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	42,626	9,023
Hardware and other revenue
Disclosure of direct cost of revenues [Line Items]
Direct cost of revenues	$ 18,906	$ 11,217